Additional Details to the Statement of Cash Flows (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of cash flow statement [text block] [Abstract]
Schedule of additional details to the statement of cash flows
	Year ended December 31,
	2021	2020
Changes in working capital components:
Decrease in trade receivables, net	$64	$5
Decrease (increase) in other current assets	(4,703)	898
Increase in electrical component inventory	(379)	(34)
Decrease (increase) in long-term deposits	(613)	206
Increase in trade payables and accrued liabilities	9,244	109
Increase in taxes payable	11,777	2,059
	$15,390	$3,243
Significant non-cash transactions:
Addition of right-of-use assets, property, plant and equipment and related lease liabilities	$8,682	$5,878
Purchase of property, plant and equipment financed by short-term credit	$2,802	$646
Extinguishment of warrant liability and long-term debt through share issuance	$24,322	$—
Issuance of shares in connection with business combination	$3,676	$—
Deferred tax recovery related to equity issuance costs	$4,287	$—